Risk Management - Summary of Interest Rate Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	₩ 12,457,853	₩ 4,382,218
Long-term borrowings	2,962,323	2,265,624
Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Short-term borrowings	3,154,972	391,897
Long-term borrowings	5,388,073	2,405,244
Debt securities	269,101	257,667
Total	₩ 8,812,146	₩ 3,054,808